Employee Future Benefits - Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	$ (154)
Administration expenses	(1)	$ (1)
Net asset, ending of period	(145)	(154)
Voluntary contribution	4	0
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	257	284
Interest on plan assets	12	13
Net return on plan assets	1	12
Contributions	11	8
Benefits paid	(35)	(37)
Administration expenses	(1)	(1)
Effect of settlement from annuitization of the U.S. defined benefit plan		(23)
Change in foreign exchange rates		1
Net asset, ending of period	245	257
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(62)
Administration expenses	(1)	(1)
Net asset, ending of period	(56)	(62)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	241	269
Interest on plan assets	11	12
Net return on plan assets	2	13
Contributions	4	1
Benefits paid	(28)	(31)
Administration expenses	(1)	(1)
Effect of settlement from annuitization of the U.S. defined benefit plan		(23)
Change in foreign exchange rates		1
Net asset, ending of period	229	241
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(74)
Administration expenses	0	0
Net asset, ending of period	(72)	(74)
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	16	15
Interest on plan assets	1	1
Net return on plan assets	(1)	(1)
Contributions	6	6
Benefits paid	(6)	(5)
Administration expenses	0	0
Effect of settlement from annuitization of the U.S. defined benefit plan		0
Change in foreign exchange rates		0
Net asset, ending of period	16	16
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(18)
Administration expenses	0	0
Net asset, ending of period	(17)	(18)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	0	0
Interest on plan assets	0	0
Net return on plan assets	0	0
Contributions	1	1
Benefits paid	(1)	(1)
Administration expenses	0	0
Effect of settlement from annuitization of the U.S. defined benefit plan		0
Change in foreign exchange rates		0
Net asset, ending of period	$ 0	$ 0